Benefit Plans - Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued vacation, compensation and benefits	$ (2)	$ (2)
Pension and other postretirement benefit obligations	(860)	(916)
Total	(862)	(918)
Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued vacation, compensation and benefits	(7)	(7)
Pension and other postretirement benefit obligations	(102)	(109)
Total	$ (109)	$ (116)